Shareholder Fees - VIPSectorFunds-InvestorComboPRO	Apr. 30, 2025 USD ($)
VIPSectorFunds-InvestorComboPRO | VIP Consumer Staples Portfolio
Shareholder Fees:
(fees paid directly from your investment)